Summary Prospectus    July 1, 2010

JPMorgan High Yield Fund
        (formerly JPMorgan High Yield Bond Fund)

Class/Ticker:        A/OHYAX        B/OGHBX        C/OGHCX        Select/OHYFX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information, online at www.jpmorganfunds.com/funddocuments. You can also get this information at no cost by calling 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated July 1, 2010, are incorporated by reference into this Summary Prospectus.

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 82 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES

(Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	3.75	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)
Redemption Fees of Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00	2.00	2.00	2.00%

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.42		0.42		0.43		0.43
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	17	0.	17	0.	18	0.	18
Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01
Total Annual Fund Operating Expenses[1]	1.33		1.83		1.84		1.09
Fee Waivers and Expense Reimbursements[1]	(0.17)		(0.02)		(0.03)		(0.18)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.16		1.81		1.81		0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15%, 1.80%, 1.80% and 0.90% of the average daily net assets of Class A, Class B, Class C and Select Class Shares, respectively. This contract continues through 6/30/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	489	764	1,061	1,902
CLASS B SHARES ($)	684	874	1,188	2,016
CLASS C SHARES ($)	284	576	993	2,156
SELECT CLASS SHARES ($)	93	329	583	1,313

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	489	764	1,061	1,902
CLASS B SHARES ($)	184	574	988	2,016
CLASS C SHARES ($)	184	576	993	2,156
SELECT CLASS SHARES ($)	93	329	583	1,313

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments.

Under normal circumstances, the Fund invests at least of 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may have a longer or shorter average weighted maturity under certain market conditions.

The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior and bridge loans (Junior Loans). Loans may be issued by obligors in the U.S. or in foreign or emerging markets.

The Fund may invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Such securities may include so called “distressed debt” (i.e., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps as tools in the management of portfolio assets. The Fund may use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund.

The adviser focuses on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser performs an in-depth analysis of the issuer including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund’s investments that are considered to be the most risky.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

High Yield Securities and Loan Risks. The Fund may invest in securities including junk bonds, loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity. Loans are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, and lack of publicly available information.

Smaller Company Risk. Investments in smaller cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops.

Credit Risk. The Fund’s investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Foreign Issuer Risks.  U.S. dollar denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries.

Redemption Risk.  The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. It compares that performance to the Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index and the Lipper High Current Yield Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.64%
Worst Quarter	4th quarter, 2008	–16.06%

The Fund’s year-to-date total return through 3/31/10 was 4.50%.

AVERAGE ANNUAL TOTAL RETURNS
(WITH MAXIMUM SALES CHARGES)

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	48.45%	6.43%	6.78%
Return After Taxes on Distributions	44.17	3.45	3.52
Return After Taxes on Distributions and Sale of Fund Shares	31.08	3.69	3.73
CLASS A SHARES
Return Before Taxes	42.50	5.37	6.10
CLASS B SHARES
Return Before Taxes	42.00	5.15	5.95
CLASS C SHARES
Return Before Taxes	46.08	5.49	5.82
BARCLAYS CAPITAL U.S. CORPORATE HIGH YIELD — 2% ISSUER CAPPED INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	58.76	6.49	6.87
LIPPER HIGH CURRENT YIELD FUNDS INDEX
(Reflects No Deduction for Taxes)	49.49	4.27	4.13

After-tax returns are shown for only the Select Class Shares and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William J. Morgan	1998	Managing Director
James P. Shanahan	1998	Managing Director
James Gibson	2007	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

SPRO-HYB-ABCS-710